Fair Value (Fair Value Measurements- Recurring Quantitative Information) (Details) - Fair Value, Measurements, Recurring [Member] - Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recurring Assets - Fair Value	$ 8,800,000,000	$ 8,600,000,000
Recurring Liabilities - Fair Value	400,000,000	500,000,000
Total Recurring Assets Net of Recurring Liabilities - Fair Value	8,397,000,000	8,111,000,000
Loans Held For Sale [Member] | Commercial Mortgage [Member] | Discounted Cash Flow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recurring Assets - Fair Value	$ 1,400,000,000	$ 641,000,000
Loans Held For Sale [Member] | Commercial Mortgage [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Spread over the benchmark curve	0.42%	0.85%
Estimated servicing cash flows	0.00%	0.00%
Loans Held For Sale [Member] | Commercial Mortgage [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Spread over the benchmark curve	17.25%	42.70%
Estimated servicing cash flows	7.30%	7.00%
Loans Held For Sale [Member] | Commercial Mortgage [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Spread over the benchmark curve	3.62%	5.47%
Estimated servicing cash flows	1.50%	0.90%
Available-for-sale Securities [Member] | Residential Mortgage-backed Securities [Member] | Mortgage-backed Securities Non-agency [Member] | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recurring Assets - Fair Value	$ 3,254,000,000	$ 4,008,000,000
Available-for-sale Securities [Member] | Residential Mortgage-backed Securities [Member] | Mortgage-backed Securities Non-agency [Member] | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Constant prepayment rate (CPR)	1.00%	1.00%
Constant default rate (CDR)	0.00%	0.00%
Loss Severity	10.00%	10.00%
Available-for-sale Securities [Member] | Residential Mortgage-backed Securities [Member] | Mortgage-backed Securities Non-agency [Member] | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Constant prepayment rate (CPR)	24.20%	24.20%
Constant default rate (CDR)	16.70%	16.70%
Loss Severity	98.50%	98.50%
Available-for-sale Securities [Member] | Residential Mortgage-backed Securities [Member] | Mortgage-backed Securities Non-agency [Member] | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model [Member] | Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Constant prepayment rate (CPR)	7.20%	7.00%
Constant default rate (CDR)	5.30%	5.40%
Loss Severity	53.50%	53.30%
Spread over the benchmark curve	2.36%	2.41%
Available-for-sale Securities [Member] | Asset backed [Member] | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recurring Assets - Fair Value	$ 403,000,000	$ 482,000,000
Available-for-sale Securities [Member] | Asset backed [Member] | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Constant prepayment rate (CPR)	1.00%	1.00%
Constant default rate (CDR)	2.00%	1.70%
Loss Severity	24.20%	24.20%
Available-for-sale Securities [Member] | Asset backed [Member] | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Constant prepayment rate (CPR)	16.00%	14.00%
Constant default rate (CDR)	13.90%	13.90%
Loss Severity	100.00%	100.00%
Available-for-sale Securities [Member] | Asset backed [Member] | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model [Member] | Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Constant prepayment rate (CPR)	6.40%	6.30%
Constant default rate (CDR)	6.60%	6.80%
Loss Severity	77.30%	77.50%
Spread over the benchmark curve	2.78%	3.24%
Loans - Residential real estate [Member] | Discounted Cash Flow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recurring Assets - Fair Value	$ 116,000,000	$ 116,000,000
Loans - Residential real estate [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss Severity	8.00%	8.00%
Discount rate	4.20%	3.90%
Loans - Residential real estate [Member] | Consensus Pricing [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recurring Assets - Fair Value	$ 141,000,000	$ 123,000,000
Loans - Residential real estate [Member] | Consensus Pricing [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cumulative default rate	11.00%	2.00%
Loss Severity	0.00%	0.00%
Discount rate	4.70%	4.90%
Loans - Residential real estate [Member] | Consensus Pricing [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cumulative default rate	100.00%	100.00%
Loss Severity	100.00%	100.00%
Discount rate	6.70%	7.00%
Loans - Residential real estate [Member] | Consensus Pricing [Member] | Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cumulative default rate	86.90%	85.10%
Loss Severity	22.90%	27.30%
Discount rate	5.10%	5.20%
Loans - Home equity [Member] | Consensus Pricing [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recurring Assets - Fair Value	$ 78,000,000	$ 101,000,000
Loans - Home equity [Member] | Consensus Pricing [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Credit and Liquidity discount	0.00%	26.00%
Loans - Home equity [Member] | Consensus Pricing [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Credit and Liquidity discount	99.00%	99.00%
Loans - Home equity [Member] | Consensus Pricing [Member] | Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Credit and Liquidity discount	57.90%	54.00%
Equity Investments [Member] | Consensus Pricing [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liquidity Discount	0.00%
Equity Investments [Member] | Consensus Pricing [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liquidity Discount	40.00%
Equity Investments [Member] | Multiple Of Adjusted Earnings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recurring Assets - Fair Value		$ 1,098,000,000
Equity Investments [Member] | Multiple Of Adjusted Earnings [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Multiple of earnings	4.5	4.2
Equity Investments [Member] | Multiple Of Adjusted Earnings [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Multiple of earnings	12	14.1
Equity Investments [Member] | Multiple Of Adjusted Earnings [Member] | Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Multiple of earnings	7.8	7.6
Equity Investments [Member] | Multiple Of Adjusted Earnings and Consensus Pricing [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recurring Assets - Fair Value	$ 1,331,000,000
Mortgage Servicing Rights [Member] | Residential Mortgage [Member] | Discounted Cash Flow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recurring Assets - Fair Value	$ 1,182,000,000	$ 1,063,000,000
Mortgage Servicing Rights [Member] | Residential Mortgage [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Constant prepayment rate (CPR)	0.00%	0.30%
Spread over the benchmark curve	3.41%	5.59%
Mortgage Servicing Rights [Member] | Residential Mortgage [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Constant prepayment rate (CPR)	36.00%	46.50%
Spread over the benchmark curve	19.13%	18.83%
Mortgage Servicing Rights [Member] | Residential Mortgage [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Constant prepayment rate (CPR)	9.40%	10.60%
Spread over the benchmark curve	8.50%	8.93%
Mortgage Servicing Rights [Member] | Commercial Mortgage [Member] | Discounted Cash Flow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recurring Assets - Fair Value	$ 576,000,000	$ 526,000,000
Mortgage Servicing Rights [Member] | Commercial Mortgage [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Constant prepayment rate (CPR)	7.50%	3.90%
Discount rate	3.50%	2.60%
Mortgage Servicing Rights [Member] | Commercial Mortgage [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Constant prepayment rate (CPR)	43.40%	26.50%
Discount rate	7.60%	7.70%
Mortgage Servicing Rights [Member] | Commercial Mortgage [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Constant prepayment rate (CPR)	8.60%	5.70%
Discount rate	7.50%	7.50%
Other Assets [Member] | BlackRock Series C Preferred Stock | Consensus Pricing [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recurring Assets - Fair Value	$ 232,000,000	$ 357,000,000
Other Assets [Member] | BlackRock Series C Preferred Stock | Consensus Pricing [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liquidity Discount	15.00%	20.00%
Other Assets [Member] | BlackRock Series C Preferred Stock | Consensus Pricing [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liquidity Discount	25.00%	20.00%
Other Assets [Member] | BlackRock Series C Preferred Stock | Consensus Pricing [Member] | Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liquidity Discount	20.00%	20.00%
Financial Derivatives [Member] | BlackRock LTIP [Member] | Consensus Pricing [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recurring Liabilities - Fair Value	$ 232,000,000	$ 357,000,000
Financial Derivatives [Member] | BlackRock LTIP [Member] | Consensus Pricing [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liquidity Discount	15.00%	20.00%
Financial Derivatives [Member] | BlackRock LTIP [Member] | Consensus Pricing [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liquidity Discount	25.00%	20.00%
Financial Derivatives [Member] | BlackRock LTIP [Member] | Consensus Pricing [Member] | Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liquidity Discount	20.00%	20.00%
Financial Derivatives [Member] | Visa Class B Swap [Member] | Discounted Cash Flow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recurring Liabilities - Fair Value	$ 164,000,000	$ 104,000,000
Financial Derivatives [Member] | Visa Class B Swap [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated conversion factor of Class B shares into Class A shares	164.40%	164.30%
Estimated growth rate of Visa Class A share price	14.00%	16.30%
Estimated length of litigation resolution date	Q2 2019
Insignificant Assets, Net of Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recurring Assets - Fair Value	$ 80,000,000	$ 57,000,000